Net Fee and Commission Income - Schedule of Details of Fee and Commission Income and Expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Fee and commission income
Banking activity fees		₩ 181,841		₩ 180,749		₩ 178,412
Lending activity fees		96,469		80,871		82,184
Credit card and debit card related fees		1,598,964		1,491,666		1,526,911
Agent activity fees		198,402		243,740		205,206
Trust and other fiduciary fees		375,007		337,171		408,834
Fund management related fees		133,027		130,629		178,090
Acceptances and guarantees fees		77,291		66,827		49,782
Foreign currency related fees		308,747		285,575		245,299
Securities agency fees		113,476		124,771		174,709
Other business account commission on consignment		33,873		36,211		39,178
Commissions received on securities business		656,424		628,449		881,407
Lease fees		1,096,933		1,004,670		897,983
Others		497,620		514,601		455,611
Sub-total		5,368,074	$ 4,158,171	5,125,930	[1]	5,323,606	[2]
Fee and commission expense
Trading activity related fees	[3]	56,331		40,768		54,857
Lending activity fees		34,040		42,086		42,981
Credit card and debit card related fees		861,639		815,252		831,724
Outsourcing related fees		167,927		183,124		210,480
Foreign currency related fees		93,277		70,053		51,931
Other		481,336		459,745		506,050
Sub-total		1,694,550	1,312,617	1,611,028	[1]	1,698,023	[2]
Net fee and commission income		₩ 3,673,524	$ 2,845,554	₩ 3,514,902	[1]	₩ 3,625,583	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[3]	Fees from financial instruments at fair value through profit or loss